PREPAID EXPENSES AND OTHER LONG-TERM ASSETS - Schedule of Other Long-Term Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Assets, Noncurrent Disclosure [Abstract]
Deferred commission costs	$ 129,687	$ 138,861
Severance pay fund	11,808	11,967
Prepaid expenses	74,421	74,819
Other	3,416	5,849
Prepaid expenses and other long-term assets	$ 219,332	$ 231,496